Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events:
The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.
a)	On July 28, 2016, the Alpha Bank A.E. facility agreement, which was entered into on March 6, 2015, was further amended. The second supplemental agreement deferred part of the next four installments to the final maturity date. In addition, the application of certain liquidity covenants is deferred to July 1, 2017. The outstanding balance under this facility agreement is $7,700 as of June 30, 2016.
b)	On July 28, 2016, the Company further amended the loan agreement with Alpha Bank A.E. entered into on November 4, 2015 in order to defer certain liquidity covenants to July 1, 2017 and to also waive any event of non-compliance with such covenant that occurred post December 31, 2015.
c)	On July 29, 2016, the Company further entered into a supplemental letter to the UniCredit Bank AG facility agreement, which was entered into on September 11, 2015 and was further amended on June 3, 2016, pursuant to which effective as of December 11, 2015, the requirement for Seanergy Maritime Holdings Corp., as guarantor, to maintain liquidity in a specified amount is delayed until July 1, 2017.
d)
On August 5, 2016, the Company entered into a securities purchase agreement with an unaffiliated third party, which is an institutional investor, under which the Company sold 1,180,000 of its common shares in a registered direct offering at a price of $4.15 per share. On August 10, 2016, the Company completed the registered direct offering for net proceeds of approximately $4,147. The net proceeds of this offering are expected to be used for general corporate purposes.

e)
On September 26, 2016, the Company entered into separate agreements with an unaffiliated third party for the purchase of two second hand Capesize vessels for a gross purchase price of $20,750 per vessel. The transaction has been approved by the Board of Directors and the delivery of the vessels is subject to standard closing documentation and is expected to take place between mid-November 2016 and early January 2017.